UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22485

abrdn Income Credit Strategies Fund

(Exact name of registrant as specified in charter)

1900 Market Street, Suite 200

Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Lucia Sitar, Esq.

c/o abrdn Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 522-5465

Date of fiscal year end: October 31st

Date of reporting period: July 1, 2022 – June 30, 2023

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2022 TO JUNE 30, 2023

REGISTRANT NAME: abrdn Income Credit Strategies Fund

Name of Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
California Resources Corporation	CRC	13057Q305	28-Apr-23	Elect Director Andrew B. Bremner	Issuer	Yes	For	For
California Resources Corporation	CRC	13057Q305	28-Apr-23	Elect Director Tiffany (TJ) Thom Cepak	Issuer	Yes	For	For
California Resources Corporation	CRC	13057Q305	28-Apr-23	Elect Director James N. Chapman	Issuer	Yes	For	For
California Resources Corporation	CRC	13057Q305	28-Apr-23	Elect Director Francisco J. Leon	Issuer	Yes	For	For
California Resources Corporation	CRC	13057Q305	28-Apr-23	Elect Director Mark A. (Mac) McFarland	Issuer	Yes	For	For
California Resources Corporation	CRC	13057Q305	28-Apr-23	Elect Director Nicole Neeman Brady	Issuer	Yes	For	For
California Resources Corporation	CRC	13057Q305	28-Apr-23	Elect Director Julio M. Quintana	Issuer	Yes	For	For
California Resources Corporation	CRC	13057Q305	28-Apr-23	Elect Director William B. Roby	Issuer	Yes	For	For
California Resources Corporation	CRC	13057Q305	28-Apr-23	Elect Director Alejandra (Ale) Veltmann	Issuer	Yes	For	For
California Resources Corporation	CRC	13057Q305	28-Apr-23	Ratify KPMG LLP as Auditors	Issuer	Yes	For	For
California Resources Corporation	CRC	13057Q305	28-Apr-23	Advisory Vote to Ratify Named Executive Officers' Compensation	Issuer	Yes	Against	Against
California Resources Corporation	CRC	13057Q305	28-Apr-23	Amend Certificate of Incorporation to Allow Exculpation of Officers	Issuer	Yes	For	For
Stichting AK Rabobank Certificaten			16-May-23	Open Meeting	Issuer	n/a	n/a	n/a
Stichting AK Rabobank Certificaten			16-May-23	Receive Announcements and Minutes of the May 24, 2022 Meeting	Issuer	No	For	For
Stichting AK Rabobank Certificaten			16-May-23	Approve Report on Rabobank Certificates and Activities of the STAK in 2022	Issuer	No	For	For
Stichting AK Rabobank Certificaten			16-May-23	Receive Explanation on Rabobank's Risk and Compensation Policy and Annual Figures 2022	Issuer	No	For	For
Stichting AK Rabobank Certificaten			16-May-23	Close Meeting	Issuer	n/a	n/a	n/a

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: abrdn Income Credit Strategies Fund

By (Signature and Title):	/s/ Christian Pittard
Christian Pittard
President

Date: August 29, 2023